August 25, 2003

FBR RUSHMORE FUND, INC.
FBR Total Return Bond Fund

SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to the FBR Total Return Bond Fund ("Fund"), a separate  investment series of FBR Rushmore Fund, Inc., pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Fund's Prospectus dated January 1, 2003:

1.   All local and toll-free phone numbers in the Prospectus for contacting the Fund or its Transfer Agent are hereby replaced with:  888.888.0025.

2.   The address for investing in the Fund by mail under the heading, "How to Invest in the Fund-Invest by Mail," on page 9 of the Prospectus is hereby replaced with:

FBR Rushmore Fund, Inc.
c/o Integrated Fund Services
P.O. Box 5354
Cincinnati, Ohio  45273-9704

3.   The wire purchase routing information under the heading, "How to Invest in the Fund-Invest By Bank Wire," on page 10 of the Prospectus is hereby replaced with:

The Bank of New York
Routing #021000018
A/C #8900512474

4.   The contact information under the heading, "How to Redeem Your Investment -Redeem By Telephone," on page 10 of the Prospectus is hereby replaced with:

Contact Shareholder Services at 888.888.0025 between the hours of 8:30 A.M. and 7:00 P.M. Eastern time.

5.   The contact information under the heading, "How to Redeem Your Investment -Redeem By Mail or Fax," on page 10 of the Prospectus is hereby replaced with:

Mail your instructions for redemption to:	Fax your instructions for redemption to:

FBR Rushmore Fund, Inc.	513.362.8316
c/o Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45273-9704

6.   The second bullet point under the heading, "Additional Information You Should Know When You Redeem," on page 11 of the Prospectus is hereby replaced with:

If you request payment of redemptions to a third party or a commercial bank not specified on your original account application, or if the proceeds exceed $50,000, the request must be in writing and your signature must be guaranteed by an eligible institution (eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants).

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

August 25, 2003

FBR RUSHMORE FUND, INC.
FBR Total Return Bond Fund

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 1, 2003

Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will serve as sub-Transfer Agent and sub-Administrator to the FBR Total Return Bond Fund ("Fund"), a separate  investment series of FBR Rushmore Fund, Inc., pursuant to an agreement between FBR National Bank & Trust, the Fund's Administrator, and Integrated.

In connection with the retention of Integrated, the information provided below updates certain information set forth in the Fund's Statement of Additional Information dated January 1, 2003:

1.   All local and toll-free phone numbers in the Statement of Additional Information for contacting the Fund or its Transfer Agent are hereby replaced with:  888.888.0025.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.